As filed with the Securities and Exchange Commission on May 12, 2015
Securities Act Registration No. 333-202459
Investment Company Act Registration No.   811-23035

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒ Registration Statement under the Securities Act of 1933
☒ Pre-Effective Amendment No. 2
☐ Post-Effective Amendment No.
and/or
☒ Registration Statement Under the Investment Company Act of 1940
☒ Amendment No. 2

The Gabelli Go Anywhere Trust
(Exact Name of Registrant as Specified in Declaration of Trust)

One Corporate Center
Rye, New York 10580-1422
(Address of Principal Executive Offices)

(800) 422-3554
(Registrant’s Telephone Number, Including Area Code)

Agnes Mullady
The Gabelli Go Anywhere Trust
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.	Thomas A. DeCapo, Esq.
The Gabelli Go Anywhere Trust One Corporate Center	Skadden, Arps, Slate, Meagher & Flom LLP	Skadden, Arps, Slate, Meagher & Flom LLP
Rye, New York 10580-1422	4 Times Square	500 Boylston Street
	New York, New York 10036	Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $0.001 par value (“Common Shares”)	N/A	N/A	$1,000,000(1)	$116.20(2)
Series A Cumulative Puttable and Callable Preferred Shares, par value $0.001 (“Series A Preferred Shares”)	N/A	N/A	$1,000,000(1)	$116.20(2)
Combinations, each consisting of three Common Shares and one Series A Preferred Share	N/A	—	—	—

(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o)
(2)	$116.20 previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

The Prospectus, in the form filed on April 17, 2015 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, is incorporated by reference.

This Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement is being filed solely for the purpose of filing with the Commission certain of the exhibits set forth in Item 25 to Part C of the Registration Statement.

PART C

Other Information
Item 25.      Financial Statements And Exhibits
(1)	Financial Statements

Part A:

Part B:

Audited Financial Statements – to be included in SAI by pre-effective amendment

Report of Independent Registered Public Accounting Firm – to be included in SAI by pre-effective amendment

(2)	Exhibits

(a)	(i)	Agreement and Declaration of Trust of Registrant(1)

	(ii)	Form of Statement of Preferences for Series A Preferred Shares – filed herewith

(b)		Bylaws of Registrant(1)

(c)		Not applicable

(d)		Not applicable

(e)		Form of Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan of Registrant – filed herewith

(f)		Not applicable

(g)		Form of Investment Advisory Agreement between Registrant and Gabelli Funds, LLC – filed herewith

(h)	(i)	Form of Distribution Agreement – filed herewith

	(ii)	Form of Soliciting Dealer Agreement(2)

	(iii)	Form of Information Agent Agreement(2)

(i)		Not applicable

(j)		Form of Custodian Agreement(2)

(k)	(i)	Form of Registrar, Transfer Agency and Service Agreement(2)

	(ii)	Form of Escrow Agent Agreement(2)

	(iii)	Form of Information Agent Agreement(2)

(l)		Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP – filed herewith

(m)		Not applicable

(n)		Consent of Independent Registered Public Accounting Firm Consent(2)

(o)		Not applicable

(p)		Initial Subscription Agreement – filed herewith

(q)		Not applicable

(r)	(i)	Code of Ethics of the Fund and the Adviser – filed herewith

	(ii)	Joint Code of Ethics for Chief Executive and Senior Financial Officers of the Fund – filed herewith

(s)		Power of Attorney – filed herewith

(1)
Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on April 17, 2015 (File Nos. 333- 202459 and 811-23035).

(2)	To be filed by pre-effective amendment.

Item 26.  Marketing Arrangements
The information contained under the heading “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan” on page 60 of the Prospectus is incorporated by reference.

Reference is made to the Form of Distribution Agreement and the Form of Soliciting Dealer Agreement for the Registrant’s shares of beneficial interest to be filed with this registration statement by pre-effective amendment.

Item 27.  Other Expenses Of Issuance And Distribution
The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee	$
SEC registration fees
FINRA filing fee
Printing/engraving expenses
Accounting fees
Legal fees
Transfer Agent fees
Blue Sky fees
Miscellaneous
Total	$

Item 28.  Persons Controlled By Or Under Common Control With The Registrant
None.

Item 29.  Number Of Holders Of Shares
As of May 12, 2015:

Title of Class	Number Of Record Holders
Common Shares of Beneficial Interest	1
Series A Preferred Shares	1

Item 30.  Indemnification

Article IV of the Registrant’s Agreement and Declaration of Trust provides as follows:

4.1           No Personal Liability of Shareholders, Trustees, etc.  No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

4.2	Mandatory Indemnification.
(a)
The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

(b)
Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)
The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)	The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

(e)
Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification (or contractual provision therefor) has been approved by a majority of the Trustees.

4.3           No Duty of Investigation; Notice in Trust Instruments, etc.  No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

4.4           Reliance on Experts, etc.  Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Section 9 of the Registrant’s Investment Advisory Agreement provides as follows:

9.  Indemnity

(a)           The Fund hereby agrees to indemnify the Adviser and each of the Adviser’s Trustees, officers, employees, and agents (including any individual who serves at the Adviser’s request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable corporate law) reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no indemnitee shall be indemnified hereunder against any liability to the Fund or its shareholders or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (v) being sometimes referred to herein as “disabling conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Fund and that such indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund and did not involve disabling conduct by such indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the full Board of the Fund. Notwithstanding the foregoing the Fund shall not be obligated to provide any such indemnification to the extent such provision would waive any right which the Fund cannot lawfully waive.

(b)           The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Fund receives a written affirmation of the indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Fund unless it is subsequently determined that he is entitled to such indemnification and if the Trustees of the Fund determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (A) the indemnitee shall provide a security for his undertaking, (B) the Fund shall be insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(c)           All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body before whom the proceeding was brought that such indemnitee is not liable by reason of disabling conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-party Trustees of the Fund, or (ii) if such a quorum is not obtainable or even, if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.

The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

Section 10 of the Registrant’s Distribution Agreement provides as follows:

10.	Indemnity and Contribution.

(a)
Each of the Fund and the Investment Adviser agrees to indemnify, defend and hold harmless the Distributor, its partners, directors and officers, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which the Distributor or any such person may incur under the Securities Act, the Exchange Act, the Investment Company Act, the Advisers Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or in the Registration Statement as amended by any post-effective amendment thereof by the Fund) in a Prospectus (the term Prospectus for the purpose of this Section 10 being deemed to include any preliminary prospectus, any Sales Material, the Prospectus and the Prospectus as amended or supplemented by the Fund), or arises out of or is based upon any omission or alleged omission to state a material fact required to be stated in either such Registration Statement or Prospectus or necessary to make the statements made therein not misleading (with respect to the Prospectus, in light of the circumstances under which they are made), except insofar as any such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information furnished in writing by or on behalf of the Distributor to the Fund or the Investment Advisor expressly for use with reference to the Distributor in such Registration Statement or such Prospectus or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in such Registration Statement or such Prospectus or necessary to make such information not misleading (with respect to the Prospectus, in light of the circumstances under which they were made).

If any action, suit or proceeding (together, a “Proceeding”) is brought against the Distributor or any such person in respect of which indemnity may be sought against the Fund or the Investment Adviser pursuant to the foregoing paragraph, the Distributor or such person shall promptly notify the Fund or the Investment Adviser, as the case may be, in writing of the institution of such Proceeding and the Fund or the Investment Adviser shall assume the defense of such Proceeding, including the employment of counsel reasonably satisfactory to such indemnified party and payment of all fees and expenses; provided, however, that the omission to so notify the Fund or the Investment Adviser shall not relieve the Fund or the Investment Adviser from any liability which the Fund or the Investment Adviser may have to the Distributor or any such person or otherwise.  The Distributor or such person shall have the right to employ its or their own counsel in any such case, but the reasonable fees and expenses of such counsel shall be at the expense of the Distributor or of such person unless the employment of such counsel shall have been authorized in writing by the Fund or the Investment Adviser, as the case may be, in connection with the defense of such Proceeding or the Fund or the Investment Adviser shall not have, within a reasonable period of time in light of the circumstances, employed counsel to have charge of the defense of such Proceeding or such indemnified party or parties shall have reasonably concluded that there may be defenses available to it or them which are different from, additional to or in conflict with those available to the Fund or the Investment Adviser (in which case the Fund or the Investment Adviser shall not have the right to direct the defense of such Proceeding on behalf of the indemnified party or parties), in any of which events such fees and expenses shall be borne by the Fund or the Investment Adviser and paid as incurred (it being understood, however, that the Fund or the Investment Adviser shall not be liable for the expenses of more than one separate counsel (in addition to any local counsel) in any one Proceeding or series of related Proceedings in the same jurisdiction representing the indemnified parties who are parties to such Proceeding).  Neither the Fund nor the Investment Adviser shall be liable for any settlement of any Proceeding effected without its written consent but if settled with the written consent of the Fund or the Investment Adviser, the Fund or the Investment Adviser, as the case may be, agrees to indemnify and hold harmless the Distributor and any such person from and against any loss or liability by reason of such settlement.  Notwithstanding the foregoing sentence, if at any time an indemnified party shall have requested an indemnifying party to reimburse the indemnified party for fees and expenses of counsel as contemplated by the second sentence of this paragraph, then the indemnifying party agrees that it shall be liable for any settlement of any Proceeding effected without its written consent if (i) such settlement is entered into more than 60 business days after receipt by such indemnifying party of the aforesaid request, (ii) such indemnifying party shall not have reimbursed the indemnified party in accordance with such request prior to the date of such settlement and (iii) such indemnified party shall have given the indemnifying party at least 30 days’ prior notice of its intention to settle.  No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened Proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability on claims that are the subject matter of such Proceeding and does not include an admission of fault, culpability or a failure to act, by or on behalf of such indemnified party.

(b)
The Distributor agrees to indemnify, defend and hold harmless the Fund and the Investment Adviser, their directors or trustees, as applicable, and officers, and any person who controls the Fund or the Investment Adviser within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally, the Fund or the Investment Adviser or any such person may incur under the Securities Act, the Exchange Act, the Investment Company Act, the Advisers Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning the Distributor furnished in writing by or on behalf of the Distributor to the Fund or the Investment Adviser expressly for use with reference to the Distributor in the Registration Statement (or in the Registration Statement as amended by any post-effective amendment thereof by the Fund) or in a Prospectus, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in such Registration Statement or such Prospectus or necessary to make such information not misleading (with respect to the Prospectus, in light of the circumstances under which they were made).

If any Proceeding is brought against the Fund, the Investment Adviser or any such person in respect of which indemnity may be sought against the Distributor pursuant to the foregoing paragraph, the Fund, the Investment Adviser or such person shall promptly notify the Distributor in writing of the institution of such Proceeding and the Distributor shall assume the defense of such Proceeding, including the employment of counsel reasonably satisfactory to such indemnified party and payment of all fees and expenses; provided, however, that the omission to so notify the Distributor shall not relieve the Distributor from any liability which the Distributor may have to the Fund, the Investment Adviser or any such person or otherwise.  The Fund, the Investment Adviser or such person shall have the right to employ its own counsel in any such case, but the fees and expenses of such counsel shall be at the expense of the Fund, the Investment Adviser or such person, as the case may be, unless the employment of such counsel shall have been authorized in writing by the Distributor in connection with the defense of such Proceeding or the Distributor shall not have, within a reasonable period of time in light of the circumstances, employed counsel to have charge of the defense of such Proceeding or such indemnified party or parties shall have reasonably concluded that there may be defenses available to it or them, which are different from or additional to or in conflict with those available to the Distributor (in which case the Distributor shall not have the right to direct the defense of such Proceeding on behalf of the indemnified party or parties, but the Distributor may employ counsel and participate in the defense thereof but the fees and expenses of such counsel shall be at the expense of the Distributor), in any of which events such fees and expenses shall be borne by the Distributor and paid as incurred (it being understood, however, that the Distributor shall not be liable for the expenses of more than one separate counsel (in addition to any local counsel) in any one Proceeding or series of related Proceedings in the same jurisdiction representing the indemnified parties who are parties to such Proceeding).  The Distributor shall not be liable for any settlement of any such Proceeding effected without the written consent of the Distributor but if settled with the written consent of the Distributor agrees to indemnify and hold harmless the Fund, the Investment Adviser and any such person from and against any loss or liability by reason of such settlement.  Notwithstanding the foregoing sentence, if at any time an indemnified party shall have requested an indemnifying party to reimburse the indemnified party for fees and expenses of counsel as contemplated by the second sentence of this paragraph, then the indemnifying party agrees that it shall be liable for any settlement of any Proceeding effected without its written consent if (i) such settlement is entered into more than 60 business days after receipt by such indemnifying party of the aforesaid request, (ii) such indemnifying party shall not have reimbursed the indemnified party in accordance with such request prior to the date of such settlement and (iii) such indemnified party shall have given the indemnifying party at least 30 days’ prior notice of its intention to settle.  No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened Proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability on claims that are the subject matter of such Proceeding.

(c)
If the indemnification provided for in this Section 10 is unavailable to an indemnified party under subsections (a) and (b) of this Section 10 in respect of any losses, damages, expenses, liabilities or claims referred to therein, then each applicable indemnifying party, in lieu of indemnifying such indemnified party, shall contribute to the amount paid or payable by such indemnified party as a result of such losses, damages, expenses, liabilities or claims (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Investment Adviser on the one hand and the Distributor on the other hand from the Offering of the Shares or (ii) if the allocation provided by clause (i) above is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Investment Adviser on the one hand and of the Distributor on the other in connection with the statements or omissions, which resulted in such losses, damages, expenses, liabilities or claims, as well as any other relevant equitable considerations.  The relative benefits received by the Fund or the Investment Adviser on the one hand and the Distributor on the other shall be deemed to be in the same respective proportions as the total proceeds from the Offering (net of Solicitation Fee but before deducting expenses) received by the Fund and the total Solicitation Fee received by the Distributor, bear to the aggregate public offering price of the Shares.  The relative fault of the Fund and the Investment Adviser on the hand and of the Distributor on the other shall be determined by reference to, among other things, whether the untrue statement or alleged untrue statement of a material fact or omission or alleged omission relates to information supplied by the Fund or the Investment Adviser or by the Distributor and the parties’ relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.  The amount paid or payable by a party as a result of the losses, damages, expenses, liabilities and claims referred to in this subsection shall be deemed to include any legal or other fees or expenses reasonably incurred by such party in connection with investigating, preparing to defend or defending any Proceeding.

(d)
The Fund and the Investment Adviser and the Distributor agree that it would not be just and equitable if contribution pursuant to this Section 10 were determined by pro rata allocation or by any other method of allocation that does not take account of the equitable considerations referred to in subsection (c) above.  Notwithstanding the provisions of this Section 10, the Distributor shall not be required to contribute any amount in excess of the fees received by the Distributor.  No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the Securities Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

(e)
Notwithstanding any other provisions in this Section 10, no party shall be entitled to indemnification or contribution under this Distribution Agreement against any loss, claim, liability, expense or damage arising by reason of such person’s willful misfeasance, bad faith, or gross negligence in the performance of its duties hereunder or reckless disregard of such duties and obligations hereunder.  The parties hereto acknowledge that the foregoing provision shall not be construed to impose upon any such parties any duties under this Distribution Agreement other than specifically set forth herein (it being understood that the Distributor has no duty hereunder to the Fund or the Investment Adviser to perform any due diligence investigation).

(f)
The indemnity and contribution agreements contained in this Section 10 and the covenants, warranties and representations of the Fund contained in this Distribution Agreement shall remain in full force and effect regardless of any investigation made by or on behalf of the Distributor, its partners, directors or officers or any person (including each partner, officer or director of such person) who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act, or by or on behalf of the Fund or the Investment Adviser, its directors or officers or any person who controls the Fund or the Investment Adviser within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act, and shall survive any termination of this Distribution Agreement or the issuance and delivery of the Shares.  The Fund or the Investment Adviser and the Distributor agree promptly to notify each other of the commencement of any Proceeding against it and, in the case of the Fund or the Investment Adviser, against any of the Fund’s or the Investment Adviser’s directors or officers in connection with the issuance and sale of the Shares, or in connection with the Registration Statement or Prospectus.

(g)
The Fund and the Investment Adviser acknowledge that the statements in the Prospectus with respect to solicitation fees and reallowances of solicitation fees under the caption “Plan of Distribution” in the Prospectus, and the statement of the name and principal business address of the Distributor under the caption “Plan of Distribution” in the Prospectus, constitute the only information furnished in writing by or on behalf of the Distributor to the Fund expressly for use with reference to the Distributor in the Registration Statement or in the Prospectus (as amended or supplemented).  The Distributor confirms that these statements are correct in all material respects and were so furnished by or on behalf of the Distributor for use in the Prospectus.

Item 31.  Business And Other Connections Of Investment Adviser

The Adviser, a limited liability company organized under the laws of the State of New York, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the SEC pursuant to the Advisers Act of 1940 (SEC File No. 801-26202).

Item 32.  Location Of Accounts And Records

The accounts and records of the Registrant are maintained in part at the office of the Adviser at One Corporate Center, Rye, New York 10580-1422, in part at the offices of the Registrant’s custodian,                                                     , at                                 in part at the offices of the Registrant’s sub-administrator,                             , at                                        and in part at the offices of the Registrant’s transfer agent,                                               , at                                       .

Item 33.  Management Services
Not Applicable

Item 34.  Undertakings

1.  Registrant undertakes to suspend the offering of shares until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than ten percent from the later of its net asset value as of the effective date of the Registration Statement or the filing of a prospectus supplement pursuant to Rule 497, under the Securities Act of 1933, setting forth the terms of the offering or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Not applicable.

3.  Not applicable.

4.  Not applicable.

5.  Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6.  Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York, on the 12th day of May, 2015.

THE GABELLI GO ANYWHERE TRUST

By:	/s/ Agnes Mullady
	Name:	Agnes Mullady
	Title:	President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on the 12th day of May, 2015.

NAME	TITLE

/s/ Agnes Mullady	President
Agnes Mullady

/s/ Joseph H. Egan	Treasurer
Joseph H. Egan

*	Trustee
Mario J. Gabelli

*	Trustee
Anthony S. Colavita

*	Trustee
Michael J. Cosgrove

*	Trustee
Frank J. Fahrenkopf, Jr.

*	Trustee
Michael J. Melarkey

*	Trustee
Kuni Nakamura

*By:	/s/ Agnes Mullady

as Attorney-in-Fact

Signature Page – GGO N-2 (Pre-Eff #2)

EXHIBIT INDEX

Exhibit No.	Description

(a)(ii)	Form of Statement of Preferences for Series A Preferred Shares

(e)	Form of Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan of Registrant

(g)	Form of Investment Advisory Agreement between Registrant and Gabelli Funds, LLC

(h)(i)	Form of Distribution Agreement

(l)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP

(p)	Initial Subscription Agreement

(r)(i)	Code of Ethics of the Fund and the Adviser

(r)(ii)	Joint Code of Ethics for Chief Executive and Senior Financial Officers of the Fund

(s)	Power of Attorney

C-1